[Logo]  COLUMBIA MANAGEMENT GROUP              Legal Department
                                               Mail Stop:  MA DE 11511E
                                               One Financial Center
        A FleetBoston Financial Company        Boston, MA 02111
                                               617 345.0919 fax


March 5, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust I
          Liberty Tax-Managed Aggressive Growth Fund
          Liberty Tax-Managed Growth Fund
          Liberty Tax-Managed Growth Fund II
          Liberty Tax-Managed Value Fund (the "Funds")
          File Nos. 2-41251 & 811-2214

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated March 1, 2003 for the Funds do not differ from those contained in Post-Effective Amendment No. 71 (Amendment) to the Funds' Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2003.

The Funds' Prospectuses and Statements of Additional Information dated March 1, 2003, are now being used in connection with the public offering and sale of shares of the Funds.

Very truly yours,

LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND
LIBERTY TAX-MANAGED GROWTH FUND
LIBERTY TAX-MANAGED GROWTH FUND II
LIBERTY TAX-MANAGED VALUE FUND


/s/TRACY S. DIRIENZO
--------------------
   Tracy DiRienzo
   Assistant Secretary